Segment Information - Schedule of Components of Segment Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Total Revenue	$ 375,877	$ 327,274
Cost of revenue	319,625	290,212
Selling, general and administrative	82,586	91,337
Depreciation and amortization	23,587	25,709
(Gain) loss on aircraft sales and aircraft held for sale	(2,688)	2,795
Income tax expense	37	41
Net loss	(67,114)	(101,495)
Reportable Segment
Segment Reporting Information [Line Items]
Total Revenue	375,877	327,274
Cost of revenue	319,625	290,212
Selling, general and administrative	82,586	91,337
Depreciation and amortization	23,587	25,709
(Gain) loss on aircraft sales and aircraft held for sale	(2,688)	2,795
Other	19,844	18,675
Income tax expense	37	41
Net loss	$ (67,114)	$ (101,495)